Other Intangible Assets - Currently marketed products acquired from Talecris and Progenika (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Intangible Assets
Intangible assets at beginning of the year	€ 1,557,650	€ 1,433,534
Translation differences	116,373	(118,796)
Intangible assets at end of the year	1,636,950	1,557,650
Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	2,370,373	2,195,126
Translation differences	168,039	(168,404)
Intangible assets at end of the year	2,615,965	2,370,373
Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(747,594)	(693,948)
Translation differences	(46,768)	44,116
Intangible assets at end of the year	(908,915)	(747,594)
Currently marketed products.
Other Intangible Assets
Intangible assets at beginning of the year	672,697	770,715
Additions	(35,989)	(37,739)
Translation differences	51,809	(60,279)
Intangible assets at end of the year	688,517	672,697
Currently marketed products. | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	1,004,665	1,092,834
Translation differences	78,636	(88,169)
Intangible assets at end of the year	1,083,301	1,004,665
Currently marketed products. | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(331,968)	(322,119)
Translation differences	(26,827)	27,890
Intangible assets at end of the year	€ (394,784)	€ (331,968)
Talecris | Currently marketed products.
Other Intangible Assets
Estimated useful life	30 years	30 years
Residual useful life	19 years 5 months	20 years 5 months
Talecris | Currently marketed products. | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	€ 980,873	€ 1,069,042
Translation differences	78,636	(88,169)
Intangible assets at end of the year	1,059,509	980,873
Talecris | Currently marketed products. | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(313,335)	(305,865)
Additions	(33,610)	(35,360)
Translation differences	(26,827)	27,890
Intangible assets at end of the year	€ (373,772)	€ (313,335)
Progenika Biopharma, S.A. (Spain) | Currently marketed products.
Other Intangible Assets
Estimated useful life	10 years	10 years
Residual useful life	1 year 2 months	2 years 2 months
Progenika Biopharma, S.A. (Spain) | Currently marketed products. | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	€ 23,792	€ 23,792
Intangible assets at end of the year	23,792	23,792
Progenika Biopharma, S.A. (Spain) | Currently marketed products. | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(18,633)	(16,254)
Additions	(2,379)	(2,379)
Translation differences		0
Intangible assets at end of the year	€ (21,012)	€ (18,633)